Restatement of Previously Issued Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Restatement of Previously Issued Financial Statements
Note 2 Restatement of Previously-Issued Financial Statements
In connection with the preparation of the Company’s June 30, 2021 unaudited condensed consolidated financial statements, management became aware of errors related to Member advances and the Allowance for unrecoverable advances.

The Company evaluated the materiality of these errors both qualitatively and quantitatively in accordance with Staff Accounting Bulletin (“SAB”) No. 99,
Materiality
and SAB No. 108,
Considering the Effects of Prior Year Misstatements in Current Year Financial Statements
, and determined the effect of these corrections was material to the consolidated financial statements as of and for the years ended December 31, 2020 and 2019. Accordingly, the Company has restated the consolidated financial statements as of and for the years ended December 31, 2020 and 2019 in accordance with ASC 250,
Accounting Changes and Error Corrections
.
Additionally, the Company identified an error related to Member advances, net of the allowance for unrecoverable advances in 2018, which was corrected through an out of period adjustment in the consolidated financial statements for the year ended December 31, 2019. The out of period adjustment decreased Member advances, net of the allowance for unrecoverable advances and increased the Provision for unrecoverable advances by approximately $0.3 million. The Company determined that this error was not material to the consolidated financial statements for the year ended December 31, 2018, nor was the impact of the out of period adjustment to correct the error material to the financial statements for the year ended December 31, 2019.
In addition to the adjustments made to correct the overstatement of Member advances, net of allowance for unrecoverable advances, and the understatement of the Provision for unrecoverable advances, the Company also made related adjustments to Prepaid income taxes, Income taxes payable, Other non-current liabilities and the Provision for income taxes. These adjustments did not affect operating revenues, total cash flows from operating activities, financing activities or investing activities for any period presented. In response to the errors, the Company redesigned its internal controls around the Member advances, net of allowances for unrecoverable advances to detect and prevent future errors.

	As of December 31,
	2020
Consolidated Balance Sheet:	As Reported	Adjustments	As Restated
Assets
Member advances, net of allowance for unrecoverable advances	$47,588	$(8,844)	$38,744
Prepaid income taxes	$1,576	$2,432	$4,008
Total current assets	$75,764	$(6,412)	$69,352
Total assets	$82,817	$(6,412)	$76,405

Liabilities, convertible preferred stock, and stockholders’ deficit
Other non-current liabilities	$735	$(150)	$585
Total liabilities	$26,711	$(150)	$26,561
Accumulated deficit	$(6,642)	$(6,262)	$(12,904)
Total stockholders’ deficit	$(16,067)	$(6,262)	$(22,329)
Total liabilities, convertible preferred stock, and stockholders’ deficit	$82,817	$(6,412)	$76,405

	For the year ended December 31,
	2020
Consolidated Statement of Operations	As Reported	Adjustments	As Restated
Provision for unrecoverable advances	$19,441	$6,098	$25,539
Total operating expenses	$117,079	$6,098	$123,177
Net loss before provision for income taxes	$(714)	$(6,098)	$(6,812)
Provision for income taxes	$1,888	$(1,743)	$145
Net loss	$(2,602)	$(4,355)	$(6,957)
Net loss per share:
Basic	$(0.03)		$(0.08)
Diluted	$(0.03)		$(0.08)

	For the year ended December 31,
	2020
Consolidated Statements of Cash Flows:	As Reported	Adjustments	As Restated
Net loss	$(2,602)	$(4,355)	$(6,957)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for unrecoverable advances	$19,441	$6,098	$25,539
Changes in operating assets and liabilities:
Prepaid income taxes	$(1,576)	$(2,432)	$(4,008)
Income taxes payable	$(1,348)	$840	$(508)
Other non-current liabilities	$698	$(151)	$547

	For the year ended December 31,
	2020
Consolidated Statement of Convertible Preferred Stock and Stockholder’s Deficit:	As Reported	Adjustments	As Restated
Net loss	$(2,602)	$(4,355)	$(6,957)
Accumulated deficit	$(6,642)	$(6,262)	$(12,904)
Total stockholders’ deficit	$(16,067)	$(6,262)	$(22,329)

	For the year ended December 31,
	2019
Consolidated Statement of Operations	As Reported	Adjustments	As Restated
Provision for unrecoverable advances	$16,941	$2,747	$19,688
Total operating expenses	$71,703	$2,747	$74,450
Net income (loss) before provision for income taxes	$4,079	$(2,747)	$1,332
Provision for income taxes	$1,385	$(840)	$545
Net income (loss)	$2,694	$(1,907)	$787

	As of December 31,
	2019
Consolidated Balance Sheet:	As Reported	Adjustments	As Restated
Assets
Member advances, net of allowance for unrecoverable advances	$31,789	$(2,747)	$29,042
Total current assets	$64,962	$(2,747)	$62,215
Total assets	$69,835	$(2,747)	$67,088
Income taxes payable	$1,348	$(840)	$508
Total current liabilities	$10,415	$(840)	$9,575
Total liabilities	$12,636	$(840)	$11,796
Accumulated deficit	$(4,040)	$(1,907)	$(5,947)
Total stockholders’ deficit	$(14,974)	$(1,907)	$(16,881)
Total liabilities, convertible preferred stock, and stockholders’ deficit	$69,835	$(2,747)	$67,088

	For the year ended December 31,
	2019
Consolidated Statements of Cash Flows:	As Reported	Adjustments	As Restated
Net income	$2,694	$(1,907)	$787
Adjustments to reconcile net income to net cash used in operating activities:
Provision for unrecoverable advances	$16,941	$2,747	$19,688

	For the year ended December 31,
	2019
Consolidated Statement of Convertible Preferred Stock and Stockholder’s Deficit:	As Reported	Adjustments	As Restated
Net income	$2,694	$(1,907)	$787
Accumulated deficit	$(4,040)	$(1,907)	$(5,947)
Total stockholders’ deficit	$(14,974)	$(1,907)	$(16,881)

VPC Impact Acquisition Holdings III, Inc [Member]
Restatement of Previously Issued Financial Statements
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In connection with the preparation of the Company’s financial statements as of September 30, 2021, management determined it should restate its previously reported financial statements. During the quarter ended September 30,
2021, the Company determined that at the closing of the Company’s Initial Public Offering (including the sale of the shares issued pursuant to the exercise of the underwriters’ overallotment) it had improperly classified its Class A common stock subject to possible redemption at the closing of the Company’s Initial Public Offering and the closing of the sale of shares pursuant to the exercise of the underwriters’ overallotment, it had improperly classified certain of its Class A common stock subject to possible redemption. The Company previously determined the Class A common stock subject to possible redemption to be equal to the redemption value of $
10.00 per Class A common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Class A common stock issued during the Initial Public Offering and pursuant to the exercise of the underwriters’ overallotment can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that temporary equity should include all Class A common stock subject to possible redemption, resulting in the Class A common stock subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in
capital (to the extent available), accumulated deficit and Class A common stock.
In connection with the change in presentation for the Class A common stock subject to redemption, the Company also revised its earnings per share calculation to allocate net income (loss) evenly to Class A and Class B common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock share pro rata in the income (loss) of the Company.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed financial statements that contained the error, reported in the Company’s
Form 8-K
filed with the SEC on March 16, 2021 (the
“Post-IPO
Balance Sheet”),
Form 10-Qs
for the quarterly periods ended March 31, 2021, and June 30, 2021 (the “Affected Quarterly Periods”). Therefore, the Company, in consultation with its Audit Committee, concluded that the Post-IPO Balance Sheet and Affected Quarterly Periods should be restated to present all Class A common stock subject to possible redemption as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering. As such, the Company is reporting these restatements to those periods in this quarterly report.
There has been no change in the Company’s total assets, liabilities or operating results.
The impact of the restatement on the Company’s previously issued financial statements is reflected in the following tables.

Balance Sheet as of March 9, 2021 (audited)	As Previously Reported	Adjustment	As Restated

Class A common stock subject to possible redemption	$222,685,780	$31,080,200	$253,765,980
Class A common stock	$311	$(311)	$—
Additional paid-in capital	$6,977,293	$(6,977,293)	$—
Accumulated deficit	$(1,978,231)	$(24,102,596)	$(26,080,827)
Total shareholders’ equity (deficit)	$5,000,007	$(31,080,200)	$(26,080,193)

Balance Sheet as of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$223,013,600	$30,752,380	$253,765,980
Class A common stock	$308	$(308)	$—
Additional paid-in capital	$6,649,473	$(6,649,473)	$—
Accumulated deficit	$(1,650,406)	$(24,102,599)	$(25,753,005)
Total shareholders’ equity (deficit)	$5,000,009	$(30,752,380)	$(25,752,371)

Balance Sheet as of June 30, 2021 (unaudited)
Class A common stock subject to possible redemption	$219,534,940	$34,231,040	$253,765,980
Class A common stock	$343	$(343)	$—
Additional paid-in capital	$10,128,098	$(10,128,098)	$—
Accumulated deficit	$(5,129,070)	$(24,102,599)	$(29,231,669)
Total shareholders’ equity (deficit)	$5,000,005	$(34,231,040)	$(29,231,035)

Statement of Cash Flows for The Period from January 14, 2021 (Inception) Through March 31, 2021 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$222,685,780	$31,080,200	$253,765,980
Change in value of Class A common stock subject to possible redemption	$327,820	$(327,820)	$—

Statement of Cash Flows for The Period from January 14, 2021 (Inception) Through June 30, 2021 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$222,685,780	$31,080,200	$253,765,980
Change in value of Class A common stock subject to possible redemption	$(3,150,840)	$3,150,840	$—

Statement of Operations for The Period from January 14, 2021 (Inception) Through March 31, 2021 (unaudited)
Weighted average shares outstanding of Class A common stock redeemable shares	25,376,598	(17,513,427)	7,863,171
Basic and diluted net loss per common share, Class A common stock redeemable shares	$—	$(0.12)	$(0.12)
Weighted average shares outstanding of Class B common stock non-redeemable shares	5,851,019	80,357	5,931,376
Basic and diluted net loss per common share, Class B common stock non-redeemable shares	$(0.28)	$0.16	$(0.12)

Statement of Operations for the three months ended June 30, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding of Class A common stock redeemable shares	25,376,598	—	25,376,598
Basic and diluted net loss per common share, Class A common stock redeemable shares	$—	$(0.11)	$(0.11)
Weighted average shares outstanding of Class B common stock non-redeemable shares	6,344,150	—	6,344,150
Basic and diluted net loss per common share, Class B common stock non-redeemable shares	$(0.55)	$0.44	$(0.11)

Statement of Operations for The Period from January 14, 2021 (Inception) Through June 30, 2021
Weighted average shares outstanding of Class A common stock redeemable shares	25,376,598	(7,675,638)	17,700,960
Basic and diluted net loss per common share, Class A common stock redeemable shares	$—	$(0.22)	$(0.22)
Weighted average shares outstanding of Class B common stock non-redeemable shares	6,129,745	(3,116)	6,126,629
Basic and diluted net loss per common share, Class B common stock non-redeemable shares	$(0.84)	$0.62	$(0.22)